J.P. Morgan Mortgage Trust 2023-5 ABS-15G

Exhibit 99.13

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	303013033	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - Loan Amount-

The loan amount exceeds maximum allowable under the guidelines. Per Lender's guides the max loan amount for the purchase of a second with >80% is $1,000,000. The subject loan amount is $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Verification Documentation - VVOE Salaried/Aged-

A VVOE is required within 5 Calendar Days of the Note Date. The VVOE in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Investor response reviewed and although the client guides require within 5 days the investor allows 10 business days prior to close for VVOE. This is a non-material finding. (Waived)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
								DD Response. Investor response reviewed and although the client guides require within 5 days the investor allows 10 business days prior to close for VVOE. This is a non-material finding. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	302953940	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Revised CD Delivery Date (Waiting Period, APR)-

Revised Closing Disclosure Waiting Period Required: An APR outside of allowable tolerance required a corrected Closing Disclosure and the corrected Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date.

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
							The information provided is not sufficient to clear the defect. The APR increased and became inaccurate on XX/XX/XXXX. Therefore a new 3 day waiting period was required from when the Borrower received the document until the the loan closed (not funded). The CD issued on XX/XX/XXXX was received by the borrower on XX/XX/XXXX, therefore the loan should not have closed until XX/XX/XXXX. (Upheld)	(Clear) Program Parameters - LTV- The LTV does not meet the minimum program eligibility guidelines. The maximum LTV for a loan amount of XXXX and Credit Score of XXX is 80%; however, the loan closed with an XXXX% LTV, which exceeds the minimum. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains an XXXX Desk Review that support the value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303102267	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX; Second Appraisal Fee.	(Clear) Debts - Not Verified-

Subject is a cash out refinance of a primary residence. The final application lists a significant debt used in the DTI calculation that were not verified on the credit report and not independently verified; Bankers Health Group; monthly payment XXXX, balance XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Minimum Reserves-

Subject loan is a cash-out refinance of a primary residence with a loan amount of XXXX and LTV XXXX%. Per the guidelines; loan amounts up to 2 million with a LTV up to XXXX% require XX months reserves. The file does not contain any documented assets resulting in borrower short reserves in the amount of XXXX.

Response 2 (XX/XX/XXXX XX:XXPM)
The LTV is XXXX%; therefore, 15 months of reserves are required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Matrix reflecting 6 months of reserves received. As indicated in the initial finding, no asset documentation was contained in the file. The reserve shortage of 6 months stands. (Upheld)

Response 4 (XX/XX/XXXX XX:XXAM)
Asset documentation is from several months after closing. Please provide asset documentation prior to closing. (Upheld)

Response 5 (XX/XX/XXXX XX:XXAM)
Client requested Waive for required 6 months reserves based on compensating factors. (Waived)

Response 1 (XX/XX/XXXX XX:XXPM)
The matrix provided in rebuttal requires 15 months of reserves on a cash-out refinance with an LTV of XXXX%. (Upheld)

(Clear) Verification Documentation - VVOE Salaried/Aged-

A VVOE is required within 10 days of the Note Date. The VVOE in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B